Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Series A convertible preferred stock, Beginning balance at Dec. 31, 2012		$ 9,726
Beginning balance at Dec. 31, 2012	(5,840)				11,317	(17,157)
Series A convertible preferred stock, Beginning balance, shares at Dec. 31, 2012		9,726
Beginning balance, shares at Dec. 31, 2012				5,289,007
Issuance of common stock, net of offering costs of $114	15,651			1	15,650
Issuance of common stock, net of offering costs of $114, shares				3,765,230
Issuance of common stock in exchange for patent and technology rights	12,250				12,250
Issuance of common stock in exchange for patent and technology rights, Shares				1,666,666
Stock-based compensation expense	1,979				1,979
Cash paid in lieu of fractional shares for 1:30 reverse stock split	(12)				(12)
Cash paid in lieu of fractional shares for 1:30 reverse stock split, shares				(2,807)
Common stock issued upon exercise of stock options	5				5
Common stock issued upon exercise of stock options, shares				2,000
Issuance of common stock under employee stock purchase plan	28				28
Issuance of common stock under employee stock purchase plan, shares				11,265
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	2,000	(2,000)	2,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares		(2,000)	2,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	434	(434)			434
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares		(434)		1,056,684
Fair value of Series A and Series A-1 convertible preferred stock dividends	(8,610)				(8,610)
Dividends issued on Series A and Series A-1 convertible preferred stock	7,982	628	54		7,928
Dividends issued on Series A and Series A-1 convertible preferred stock, shares		628	54
Net loss	(20,925)					(20,925)
Series A convertible preferred stock, Ending balance at Dec. 31, 2013		7,920
Ending balance at Dec. 31, 2013	4,942		2,054	1	40,969	(38,082)
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2013		7,920
Ending balance, shares at Dec. 31, 2013			2,054	11,788,045
Issuance of common stock, net of offering costs of $114	1,886				1,886
Issuance of common stock, net of offering costs of $114, shares				700,000
Stock-based compensation expense	1,846				1,846
Common stock issued upon exercise of stock options, shares	0
Issuance of common stock under employee stock purchase plan	61				61
Issuance of common stock under employee stock purchase plan, shares				32,515
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	3,000	(3,000)	3,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares		(3,000)	3,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	166	(166)	(3,716)	1	3,881
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares		(166)	(3,716)	9,463,712
Fair value of Series A and Series A-1 convertible preferred stock dividends	(4,130)				(4,130)
Dividends issued on Series A and Series A-1 convertible preferred stock	3,774	356	240		3,534
Dividends issued on Series A and Series A-1 convertible preferred stock, shares		356	240
Net loss	(8,800)					(8,800)
Series A convertible preferred stock, Ending balance at Dec. 31, 2014		5,110
Ending balance at Dec. 31, 2014	$ 2,745		$ 1,578	$ 2	$ 48,047	$ (46,882)
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2014		5,110
Ending balance, shares at Dec. 31, 2014			1,578	21,984,272